Commitments and Contingencies (Details 2) (USD $)	1 Months Ended
	Nov. 30, 2013	Dec. 31, 2014
Interest payment commitment
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow		0
Notes
Interest payment commitment
Aggregate principle amount of notes issued	$ 800,000,000
Coupon rate of the convertible notes (as a percent)	1.00%
Interest rate of convertible notes (as a percent)	1.00%
Redemption price of Notes upon fundamental change (as a percent)	100.00%
Interest payment commitment
Total		32,000,000
Less than One Year		8,000,000
One to Three Years		16,000,000
Three to Five Years		8,000,000
More than Five Years		$ 0